Shareholders’ equity - Change in share capital (Details) € / shares in Units, € in Thousands										1 Months Ended		12 Months Ended
	Nov. 25, 2025 € / shares shares	Aug. 28, 2025 EUR (€) shares	Aug. 08, 2025 € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 € / shares shares	Oct. 24, 2023 € / shares shares	May 24, 2023 EUR (€) € / shares shares	Feb. 22, 2023 EUR (€) € / shares shares	Mar. 31, 2024 shares	Oct. 31, 2020 shares	Dec. 31, 2025 EUR (€) € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Jul. 28, 2025 $ / shares	Jul. 23, 2025 note	Nov. 19, 2024 € / shares	Oct. 24, 2023 $ / shares	Aug. 22, 2023 € / shares	Aug. 20, 2023 € / shares
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares | €									€ 130,000			€ 637,462		€ 353,377
Capital increase from issuance of ordinary shares (in shares)							20,325,500		20,000,000			11,679,400		40,325,500
Par value per share (in euro per share) | € / shares							€ 0.01	€ 0.01	€ 0.01			€ 0.01	€ 0.01	€ 0.01			€ 0.01
Equity issuance, subscripion price per share (in euro per share) | € / shares									€ 6.50
Exercises of the Kreos/Claret and other share warrants | €		€ 11,531			€ 15,143								€ 45
Exercises of share warrants (in shares)											464,309		4,000
Share issue related cost | €														€ 28,111
Transaction costs related to capital increase | €												€ (40,306)	€ 446	(28,111)
Issue of free shares (in shares)												627,714	415,019
Closing foreign exchange rate																1.1726
Heights convertible notes
Disclosure of classes of share capital [line items]
Equity issuance, subscripion price per share (in euro per share) | € / shares																				€ 14.4303
Number of convertible notes converted | note				200	200											150
Notional amount | €				€ 21,900	€ 21,900
Increase (decrease) in number of ordinary shares issued (in shares)				920,377
Borrowings, fixed conversion price (in euro per share) | € / shares				€ 23.7674	€ 23.7674
Kreos & Claret convertible notes (OCABSA)
Disclosure of classes of share capital [line items]
Borrowings, fixed conversion price (in euro per share) | € / shares																			€ 21.2209
ADS
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares)						11,679,400	18,699,460
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares															$ 64.00			$ 11.60
Increase (decrease) in number of ordinary shares issued (in shares)						11,679,400
Ordinary shares
Disclosure of classes of share capital [line items]
Capital increase from issuance of ordinary shares (in shares)							1,626,040
Issue of equity, offering price per share (in dollar/euro per share) | € / shares						€ 54.58	€ 10.9864
Ordinary shares | Kreos & Claret convertible notes (OCABSA)
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued (in shares)	392,695		785,389
Borrowings, fixed conversion price (in euro per share) | € / shares	€ 21.2209		€ 21.2209
Ordinary shares | Kreos A & B & C BSA
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued (in shares)		206,662			319,251
BSA-2024-1 and BSA-2024-2
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares)										77,820
Share warrants, subscription price (in euro per share) | € / shares													€ 2.57
Kreos A & B BSA
Disclosure of classes of share capital [line items]
Exercises of the Kreos/Claret and other share warrants | €								€ 1,850						€ 1,850
Exercises of share warrants (in shares)								99,583						99,583
Other share warrants, subscripion price per share (in euro per share) | € / shares								€ 18.57
Kreos A & B BSA | Kreos A BSA
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)								67,887
Kreos A & B BSA | Kreos B BSA
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)								31,696
Other equity agreement
Disclosure of classes of share capital [line items]
Number of warrants exercised (in shares)												257,087	4,000	1,906
Exercises of the Kreos/Claret and other share warrants | €												€ 3,346		€ 2
Exercises of share warrants (in shares)												257,087	4,000	190,550
Other share warrants, subscripion price per share (in euro per share) | € / shares												€ 13.02	€ 11.14	€ 0.01